UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01525

ALLSTATE ASSURANCE COMPANY

SEPARATE ACCOUNT B

(Exact name of Registrant as specified in charter)

3100 Sanders Road, Suite J5B

Northbrook, Illinois 60062

(Address of principal executive offices) (Zip code)

Director of Illinois

Department of Insurance

320 West Washington Street

Springfield, Illinois 62767

(Name and address of agent for service)

Registrant’s telephone number, including area code: (847) 402-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

SCHEDULE OF INVESTMENTS

(Unaudited)

Allstate Assurance Company Separate Account B

March 31, 2007	Number of Shares	Market Value
COMMON STOCKS

CAPITAL GOODS (17.3%)
Emerson Electric Company	1,600	$68,944
General Electric Company	3,400	120,224
Textron, Inc.	1,150	103,270
Tyco International, Ltd.	4,100	129,355

		421,793

CONSUMER GOODS (12.7%)
Lowe’s Companies, Inc.	3,600	113,364
Masco Corporation	3,000	82,200
PepsiCo, Inc.	1,800	114,408

		309,972

CONSUMER SERVICES (5.2%)
Comcast Corporation, Class A *	2,025	51,577
Wal-Mart Stores, Inc.	1,600	75,120

		126,697

ENERGY (16.2%)
Dominion Resources, Inc.	1,250	110,962
Grant Prideco, Inc. *	2,400	119,616
Schlumberger, Ltd.	1,400	96,740
Weatherford International, Ltd. *	1,500	67,650

		394,968

FINANCIAL (18.4%)
American Express Company	2,600	146,640
Bank of America Corporation	2,000	102,040
Citigroup, Inc.	1,500	77,010
JPMorgan Chase & Company	1,650	79,827
Western Union Company	2,000	43,900

		449,417

SCHEDULE OF INVESTMENTS—Continued

(Unaudited)

Allstate Assurance Company Separate Account B

March 31, 2007	Number of Shares	Market Value

COMMON STOCKS—Continued

HEALTH CARE (3.1%)
Johnson & Johnson	764	$46,039
Medtronic, Inc.	600	29,436

		75,475

TECHNOLOGY—HARDWARE (8.4%)
Cisco Systems, Inc. *	5,500	140,415
Intel Corporation	3,400	65,042

		205,457

TECHNOLOGY—SOFTWARE & SERVICES (11.1%)
First Data Corporation	2,800	75,320
Microsoft Corporation	3,200	89,184
Yahoo!, Inc. *	3,400	106,386

		270,890

TELECOMMUNICATIONS (7.8%)
Corning, Inc. *	3,400	77,316
Motorola, Inc.	2,500	44,175
Vodafone Group, PLC ADR	2,625	70,507

		191,998

TOTAL COMMON STOCK (100.2%)		2,446,667

TOTAL INVESTMENTS (100.2%)		2,446,667

CASH AND RECEIVABLES LESS LIABILITIES (-0.2%)		(5,523)

TOTAL CONTRACT OWNERS’ EQUITY (100.0%)		$2,441,144

*	Non-income producing security

ADR – American Depository Receipt

Item 2. Controls and Procedures.

(a)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer has evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and has concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was timely recorded, processed, summarized, and reported.

(b)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer is not aware of any changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

(a)	Certification pursuant to Rule 30a-2(a) under the Act (17 CFR 270.030a-2(a)), attached hereto as Exhibit 31.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allstate Assurance Company Separate Account B

By (Signature and Title): /s/	David G. Fussell
David G. Fussell Chairman, Board of Managers Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person(s) on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title): /s/	David G. Fussell
David G. Fussell Chairman, Board of Managers Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: May 24, 2007